STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 10 –STOCKHOLDERS’ EQUITY

The Company is authorized to issue 110,000,000 shares of stock with a par value of $0.001 per share, 10,000,000 shares of which are Preferred Stock.

Preferred Stock

The Board of Directors has previously designated and adopted (i) Preferred Stock in 1,000,000 shares as Series A (were previously issued and converted into Common stock during the quarter ended June 30,2021), (ii) 1,000,000 as Series B. On October 31,2022, the Board of Directors designated Preferred Stock in 1,000,000 shares as Series C, all Series having par value of $0.001 per share.

Series B Preferred stock will be issued to secure debt or equity or any combination to be acquired by the Company. The holders of Series B Preferred stock shall be entitled to be paid out of the assets of the Company a value of $20 per share of Series B Preferred stock. As of the date of these financial Statements, the Agreement has not been closed and no shares of Series B Preferred stock issued.

Series C Preferred stock shall not be converted into shares of the Common stock. Except as may be required by the Nevada Business Corporation Act, the Series C Preferred stock shall not be entitled to receive cash, stock or other property as dividends.

Common Stock

The Company has authorized 100,000,000 shares of common stock with a par value of $0.001 per share.

During the nine months ended September 30,2024, the Company issued the following common stock:

•

On March 27, 2024, the Company entered into a consulting agreement for corporate administration and governance purposes for a term of 12 months. The consulting fees agreed by issuance 6,000,000 shares of restricted common stock to consultant. During the nine months of September 30, 2024, the Company issued 6,000,000 shares of restricted common stock, valued at $2,280,000 based on market value on agreement date.

During the nine months ended September 30,2025, the Company issued the following common stock:

●	183,366 shares of common stock to two noteholders in connection with security purchase agreements, valued at $623,877 based on market price on grant date.
●	96,500 shares of common stock for compensation of services, valued at $177,401 based on market price on grant date.

As of September 30, 2025, and December 31, 2024, the Company had 94,851,733 and 94,572,767 shares of Common Stock outstanding, and no shares of Preferred Stock issued and outstanding (Series A, B and C). The Board of Directors may fix and determine the relative rights and preferences of the shares of any established series.

Warrants

During the nine months ended September 30,2025, the Company entered following two warrants agreements:

●

Common stock purchase warrant agreement dated May 7,23,2025 with one noteholder for 631,083 shares, with exercise price per share of common stock subject to adjustment, which would be equal to the closing price of the common stock on trading market on the initial date, for the period of five (5) years and six (6) months. The Company recognized warrant as a liability with its convertible note (See Note 7).

●

On May 15,2025, the Company’s Board of Directors approved special dividend to shareholders in form of the warrant which shall enable all common shareholders to purchase One (1) common share at a four dollars ($4) per share for every ten (10) shares which are owned as of May 31,2025. On May 15,2025, the Company signed the warrant agreement with the terms mentioned and termination date of June 5,2026. The Company recognized the fair value of dividends in the form of warrant for $23,147,870.

A summary of activity of the warrants during the nine months ended September 30, 2025, as follows:

	Warrants Outstanding		Weighted
	Number of	Weighted Average	Average Remaining life	Fair value
	Warrants	Exercise Price	(years)	on Grant Date
Outstanding, December 31, 2024	-	$-	-
Granted	13,116,256	3.828	2.25	35,419,867
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, September 30, 2025	13,116,256	$3.828	1.91	$24,327,803

The intrinsic value of the warrants as of September 30, 2025, is $0.

For the nine months ended September 30, 2025, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Nine Months ended
September 30,
2025
Term	1.00 - 5.51 years
Expected average volatility	191% - 335%
Expected dividend yield	-
Risk-free interest rate	3.74% - 4.08%

Restricted stock awards

On May 9,2025, the Company entered into a consulting agreement with a retainer payment of 200,000 shares of restricted common stock, vesting in equal monthly payment of 16,666 shares of restricted common stock. During nine months ended September 30.2025, the Company recorded stock-based compensation expenses of $206,659 related to vested restricted stock awards of 66,664 shares of restricted common stock.

NOTE 9 –STOCKHOLDERS’ EQUITY

The Company is authorized to issue 110,000,000 shares of stock with a par value of $0.001 per share, 10,000,000 shares of which are Preferred Stock.

Preferred Stock

The Board of Directors has previously designated and adopted (i) Preferred Stock in 1,000,000 shares as Series A (were previously issued and converted into Common stock during the quarter ended June 30,2021), (ii) 1,000,000 as Series B.  On October 31,2022, the Board of Directors designated Preferred Stock in 1,000,000 shares as Series C, all Series having par value of $0.001 per share.

Series B Preferred stock will be issued to secure debt or equity or any combination to be acquired by the Company. The holders of Series B Preferred stock shall be entitled to be paid out of the assets of the Company a value of $20 per share of Series B Preferred stock. As of the date of these financial Statements, the Agreement has not been closed and no shares of Series B Preferred stock issued.

Series C Preferred stock shall not be converted into shares of the Common stock. Except as may be required by the Nevada Business Corporation Act, the Series C Preferred stock shall not be entitled to receive cash, stock or other property as dividends.

Common Stock

During the year ended December 31,2023, the Company issued common stock as follows:

•	25,000 shares issued for compensation -management of $37,500.
•	16,667 shares issued for cash of $25,000.
•	25,000 shares issued for compensation -services of $58,250.

During the year ended December 31,2024, the Company issued common stock as follows:

•	On March 11,2024, the Company’s board of directors approved and authorized the transfer agent to remove the restrictive legend on 5,000.000 shares of one stockholder based on legal opinion from attorney.
•	On March 27, 2024, the Company entered into a consulting agreement for corporate administration and governance purposes for a term of 12 months. The consulting fees agreed by issuance 6,000,000 shares of restricted common stock to consultant. On April 3,2024, the Company issued 6,000,000 shares of restricted common stock, valued at $2,280,000 based on market value on agreement date.

As of December 31,2024, and 2023, the Company had 94,572,767 shares and 88,572,767 shares of Common Stock outstanding, and no shares of Preferred Stock issued and outstanding (Series A, B and C). The Board of Directors may fix and determine the relative rights and preferences of the shares of any series established.

Stock payable

On June 8,2021, the Company entered into a subscription agreement with an investor for 6,667 shares of common stock at price of $1.50 per share in amount of $10,000 in cash.  As of December 31,2024, and 2023, the Company did not issue 6,667 shares of common stock.

On May 5,2023, the Company entered into a subscription agreement with an investor for 40,000 shares of common stock at price of $1.50 per share in amount of $60,000 in cash.  As of December 31, 2024, and 2023, the Company did not issue 40,000 shares of common stock.

NOTE 9 –STOCKHOLDERS’ EQUITY

The Company is authorized to issue 110,000,000 shares of stock with a par value of $0.001 per share, 10,000,000 shares of which are Preferred Stock.

Preferred Stock

The Board of Directors has previously designated and adopted (i) Preferred Stock in 1,000,000 shares as Series A (were previously issued and converted into Common stock during the quarter ended June 30,2021), (ii) 1,000,000 as Series B.  On October 31,2022, the Board of Directors designated Preferred Stock in 1,000,000 shares as Series C, all Series having par value of $0.001 per share.

Series B Preferred stock will be issued to secure debt or equity or any combination to be acquired by the Company. The holders of Series B Preferred stock shall be entitled to be paid out of the assets of the Company a value of $20 per share of Series B Preferred stock. As of the date of these financial Statements, the Agreement has not been closed and no shares of Series B Preferred stock issued.

Series C Preferred stock shall not be converted into shares of the Common stock. Except as may be required by the Nevada Business Corporation Act, the Series C Preferred stock shall not be entitled to receive cash, stock or other property as dividends.

Common Stock

During the year ended December 31, 2022, the Company issued common stock as follows.

•	179,144 shares issued for settlement of debt of $179,144.
•	266,667 shares issued for cash of $400.000.
•	160,000 shares issued for compensation - management of $240,000.
•	145,856 shares issued for compensation - service of $218,784.

During the year ended December 31,2023, the Company issued common stock as follows:

•	25,000 shares issued for compensation -management of $37,500.
•	16,667 shares issued for cash of $25,000.
•	25,000 shares issued for compensation -services of $58,250.

As of December 31,2023, the Company had 88,579,434 Common shares outstanding, and no shares of Preferred Stock issued and outstanding (Series A, B and C). The Board of Directors may fix and determine the relative rights and preferences of the shares of any series established.

Stock payable

On May 5,2023, the Company entered into a subscription agreement with an investor for 40,000 shares of common stock at price of $1.50 per share in amount of $60,000 in cash.